Credit Facilities, Long-Term Debt, and Finance Lease Obligations	12 Months Ended
Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Credit Facilities, Long-Term Debt, and Finance Lease Obligations
Credit Facilities, Long-Term Debt, and Finance Lease Obligations
A. Credit Facilities, Debt and Letters of Credit

The amounts outstanding are as follows:

As at Dec. 31	2017			2016
	Carrying value	Face value	Interest(1)	Carrying value	Face value	Interest(1)
Credit facilities(2)	27	27	2.8%	—	—	—%
Debentures	1,046	1,051	6.0%	1,045	1,051	6.0%
Senior notes(3)	1,499	1,510	6.0%	2,151	2,158	5.0%
Non-recourse(4)	1,022	1,032	4.3%	1,038	1,048	4.5%
Other(5)	44	44	9.2%	54	54	9.2%
	3,638	3,664		4,288	4,311
Finance lease obligations	69			73
	3,707			4,361
Less: current portion of long-term debt	(729)			(623)
Less: current portion of finance lease obligations	(18)			(16)
Total current long-term debt and finance lease obligations	(747)			(639)
Total credit facilities, long-term debt, and finance lease obligations	2,960			3,722

(1) Interest is an average rate weighted by principal amounts outstanding before the effect of hedging.
(2) Composed of bankers’ acceptances and other commercial borrowings under long-term committed credit facilities.
(3) US face value at Dec. 31, 2017 - US$1.2 billion (Dec. 31, 2016 - US$1.6 billion).
(4) Includes US$27 million at Dec. 31, 2017 (Dec. 31, 2016 - US$53 million).
(5) Includes US$24 million at Dec. 31, 2017 (Dec. 31, 2016 - US$29 million) of tax equity financing.

Credit facilities are comprised of the Corporation's $1.0 billion committed syndicated bank credit facility, TransAlta Renewables $0.5 billion committed syndicated bank credit facility, and the Corporation's US$200 million and $240 million committed bilateral facilities. These facilities expire in 2021, 2021, 2020, and 2019 respectively. The $1.5 billion (Dec. 31, 2016 - $1.5 billion) committed syndicated bank facilities are the primary source for short-term liquidity after the cash flow generated from the Corporation's business. Interest rates on the credit facilities vary depending on the option selected - Canadian prime, bankers' acceptances, US LIBOR, or US base rate -in accordance with a pricing grid that is standard for such facilities.
During 2017:

▪
TransAlta Renewables entered into a syndicated credit agreement giving it access to a $0.5 billion committed credit facility. The agreement is fully committed for four years, expiring in 2021. Interest rates on the credit facilities vary depending on the option selected - Canadian prime, bankers' acceptances, US LIBOR, or US base rate -in accordance with a pricing grid that is standard for such facilities. The facility is subject to a number of customary covenants and restrictions in order to maintain access to the funding commitments. In conjunction with the new credit agreement, the $350 million credit facility provided by TransAlta was cancelled. The Corporation’s consolidated liquidity remains unchanged, as the Corporation’s credit facility decreased by $0.5 billion to $1.0 billion in total, while TransAlta Renewables’ facility increased to a total of $0.5 billion; and

▪
the Corporation extended its four-year revolving $1.0 billion committed syndicated credit facility and three bilateral credit facilities by one year to 2021 and 2019, respectively, with key terms and covenants unchanged.

During 2016, the Corporation:

▪
paid out the credit facilities' balance from a combination of cash flows from operations and net cash proceeds of $173 million received from the sale of the economic interest of the Canadian Assets that closed Jan. 6, 2016 (see Note 4);

▪
extended the four-year revolving $1.5 billion committed syndicated credit facility and three bilateral credit facilities by one year to 2020 and 2018, respectively, with key terms and covenants unchanged; and

▪	extended the four-year US$200 million bilateral credit facility to 2020. The amount available was reduced from US$300 million to US$200 million. The remaining key terms and covenants were unchanged.
The Corporation has a total of $2.0 billion (Dec. 31, 2016 - $2.0 billion) of committed credit facilities, including TransAlta Renewables’ credit facility of $500 million. In total, $1.4 billion (Dec. 31, 2016 - $1.4 billion) is not drawn. At Dec. 31, 2017, the $0.6 billion (Dec. 31, 2016 - $0.6 billion) of credit utilized under these facilities was comprised of actual drawings of nil (Dec. 31, 2016 - nil) and letters of credit of $0.6 billion (Dec. 31, 2016 - $0.6 billion). The Corporation is in compliance with the terms of the credit facilities and all undrawn amounts are fully available. In addition to the $1.4 billion available under the credit facilities, the Corporation also has $314 million of available cash and cash equivalents.
Debentures bear interest at fixed rates ranging from 5.0 per cent to 7.3 per cent and have maturity dates ranging from 2019 to 2030.
Senior notes bear interest at rates ranging from 4.5 per cent to 6.9 per cent and have maturity dates ranging from 2018 to 2040.
During 2017, the Corporation's US$400 million 1.90 per cent senior note matured and was paid out using existing liquidity. The repayment was hedged with a currency swap. The maturity value of the bond was $434 million.
A total of US$480 million (2016 - US$630 million) of the senior notes has been designated as a hedge of the Corporation’s net investment in US foreign operations.
Non-recourse debt consists of bonds and debentures that have maturity dates ranging from 2023 to 2033 and bear interest at rates ranging from 2.95 per cent to 5.36 per cent.
TransAlta Renewables closed a $260 million non-recourse bond offering on Oct. 2, 2017, by way of a private placement. At the same time, the Corporation early redeemed the $191 million face value CHD non-recourse debentures on Oct. 12, 2017. See Note 4(F) for further details.

During 2016:

▪	the Corporation’s $27 million 5.69 per cent non-recourse debenture matured and was paid out using existing liquidity;

▪
the Corporation’s subsidiary New Richmond Wind L.P. issued a non-recourse bond in the amount of $159 million, bearing interest at 3.963 per cent, with principal and interest payable semi-annually, and maturing on June 30, 2032 (see Note 4(M));

▪	the Corporation made a scheduled semi-annual $4 million principal payment on the New Richmond Wind L.P. bond;

▪	the Corporation made scheduled semi-annual principal payments of approximately $35 million on the Melancthon Wolfe Wind L.P. bond;

▪
the Corporation’s subsidiary TAPC Holdings LP issued a non-recourse bond in the amount of $202.5 million, bearing a variable interest rate at the Canadian Dollar Offered Rate plus 395 basis points, with principal and interest payable quarterly, maturing on Dec. 31, 2030 (see Note 4(J)), and;

▪	early redeemed $10 million of non-recourse bonds, which resulted in a $1 million loss recognized in interest expense.
Other consists of an unsecured commercial loan obligation that bears interest at 5.9 per cent and matures in 2023, requiring annual payments of interest and principal, and tax equity financing assumed in the Lakeswind wind acquisition (see Note 4(P)).
TransAlta’s debt has terms and conditions, including financial covenants, that are considered normal and customary. As at Dec. 31, 2017, the Corporation was in compliance with all debt covenants.
B. Restrictions on Non-Recourse Debt

The Melancthon Wolfe Wind, Pingston, TAPC Holdings LP, New Richmond, KHWLP, and Mass Solar non-recourse bonds of $1,022 million (Dec. 31, 2016 - $845 million) are subject to customary financing conditions and covenants that may restrict the Corporation’s ability to access funds generated by the facilities’ operations. Upon meeting certain distribution tests, typically performed once per quarter, the funds are able to be distributed by the subsidiary entities to their respective parent entity. These conditions include meeting a debt service coverage ratio prior to distribution, which was met by these entities in the fourth quarter. However, funds in these entities that have accumulated since the fourth quarter test will remain there until the next debt service coverage ratio can be calculated in the first quarter of 2018. At Dec. 31, 2017, $35 million (Dec. 31, 2016 -$24 million) of cash was subject to these financial restrictions.

Additionally, certain non-recourse bonds require that certain reserve accounts be established and funded through cash held on deposit and/or by providing letters of credit. The Corporation has elected to use letters of credit as at Dec. 31, 2017. However, as at Dec. 31, 2017, $1 million of cash was on deposit for certain reserve accounts that do not allow the use of letter of credits and was not available for general use.

C. Security
Non-recourse debts of $848 million in total (Dec. 31, 2016 - $644 million) are each secured by a first ranking charge over all of the respective assets of the Corporation’s subsidiaries that issued the bonds, which includes certain renewable generation facilities with total carrying amounts of $1,107 million at Dec. 31, 2017 (Dec. 31, 2016 - $956 million). At Dec. 31, 2017, a non-recourse bond of approximately $174 million (Dec. 31, 2016 - $201 million) is secured by a first ranking charge over the equity interests of the issuer that issued the non-recourse bond.
D. Principal Repayments

	2018	2019	2020	2021	2022	2023 and thereafter	Total
Principal repayments(1)	730	469	472	100	581	1,312	3,664

(1) Excludes impact of derivatives.

E. Restricted Cash
The Corporation has $30 million of proceeds from the KHWLP project financing which is held in a construction reserve account. The proceeds will be released from the construction reserve account upon certain conditions being met, including commissioning of the Kent Hills 3 wind project.
F. Finance Lease Obligations

Amounts payable for mining assets and other finance leases are as follows:

As at Dec. 31	2017		2016
	Minimum lease payments	Present value of minimum lease payments	Minimum lease payments	Present value of minimum lease payments
Within one year	20	20	19	19
Second to fifth years inclusive	43	38	44	39
More than five years	15	11	21	15
	78	69	84	73
Less: interest costs	9	—	11	—
Total finance lease obligations	69	69	73	73

Included in the Consolidated Statements of Financial Position as:
Current portion of finance lease obligations	18		16
Long-term portion of finance lease obligations	51		57
	69		73

G. Letters of Credit

Letters of credit issued by TransAlta are drawn on its committed syndicated credit facility, its $240 million bilateral committed credit facilities, and its uncommitted $100 million demand letter of credit facility. Letters of credit issued by TransAlta Renewables are drawn on its uncommitted $100 million demand letter of credit facility.
Letters of credit are issued to counterparties under various contractual arrangements with the Corporation and certain subsidiaries of the Corporation. If the Corporation or its subsidiary does not perform under such contracts, the counterparty may present its claim for payment to the financial institution through which the letter of credit was issued. Any amounts owed by the Corporation or its subsidiaries under these contracts are reflected in the Consolidated Statements of Financial Position. All letters of credit expire within one year and are expected to be renewed, as needed, in the normal course of business. The total outstanding letters of credit as at Dec. 31, 2017, was $677 million (2016 - $566 million) with no (2016 - nil) amounts exercised by third parties under these arrangements.